Supplement to the
Fidelity Mortgage
Securities Fund
November 20, 2007
Prospectus

Effective April 1, 2008, the following information replaces the biographical information for Brett Kozlowski found in the "Fund Management" section on page 24.

William Irving is manager of Mortgage Securities Fund, which he has managed since April 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

MOR-08-01 April 18, 2008
1.708462.116

Supplement to the
Fidelity® Advisor
Mortgage Securities Fund
Class A, Class T, Class B, and Class C
November 20, 2007
Prospectus

Effective April 1, 2008, the following information replaces the biographical information for Brett Kozlowski found in the "Fund Management" section on page 31.

William Irving is manager of Advisor Mortgage Securities Fund, which he has managed since April 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

AMOR-08-01 April 18, 2008
1.756217.121

Supplement to the
Fidelity® Advisor
Mortgage Securities Fund
Institutional Class
November 20, 2007
Prospectus

Effective April 1, 2008, the following information replaces the biographical information for Brett Kozlowski found in the "Fund Management" section on page 28.

William Irving is manager of Advisor Mortgage Securities Fund, which he has managed since April 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

AMORI-08-01 April 18, 2008
1.756216.115

Supplement to the
Fidelity® Advisor Strategic Income Fund Class A, Class T,
Class B, and Class C
April 10, 2008
Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 32.

Joanna Bewick is co-manager of Advisor Strategic Income Fund, which she has managed since April 2008. She also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed income research analyst and as senior vice president of Strategic Services. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed income analyst. Ms. Bewick returned to Fidelity in 2007 as a portfolio manager.

Derek Young is co-manager of Advisor Strategic Income Fund, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

SI-08-01 April 18, 2008
1.743365.126

Supplement to the
Fidelity® Advisor Strategic Income Fund Institutional Class
April 10, 2008 Prospectus

The following information replaces the biographical information for Derek Young found in the "Fund Management" section on page 29.

Joanna Bewick is co-manager of Advisor Strategic Income Fund, which she has managed since April 2008. She also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed income research analyst and as senior vice president of Strategic Services. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed income analyst. Ms. Bewick returned to Fidelity in 2007 as a portfolio manager.

Derek Young is co-manager of Advisor Strategic Income Fund, which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

SII-08-01 April 18, 2008
1.743368.116